Financial Risk Management (Details) - Schedule of assets and liabilities measured at fair value - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 3 [Member]
Financial liabilities
Other financial entities	S/ 165,878	S/ 152,523